Consolidated statement of changes in equity - EUR (€) € in Millions		Total	Total	Called up share capital	Share premium account	Unification reserve	Other reserves	Retained profit	Non- controlling interest
Equity at beginning of period at Dec. 31, 2023		€ 20,764	€ 18,102	€ 88	€ 52,844	€ (73,364)	€ (8,518)	€ 47,052	€ 2,662
Profit or loss for the period		4,016	3,701					3,701	315
Other comprehensive income, net of tax:
Equity instruments (losses)/gains		31	31				31
Cash flow hedges (losses)gains		58	58				58
Remeasurement of defined benefit pension plans		201	200					200	1
Currency retranslation (losses)/gains	[1]	756	693				10	683	63
Total comprehensive income		5,062	4,683				99	4,584	379
Dividends on ordinary capital		(2,136)	(2,136)					(2,136)
Repurchase of shares	[2]	(375)	(375)				(375)
Movements in treasury shares	[3]	(75)	(75)				25	(100)
Share-based payment credit	[4]	164	164					164
Dividends paid to non-controlling interests		(354)							(354)
Hedging loss/(gain) transferred to non-financial assets		1	1				1
Other movement in equity	[5]	(28)	(56)				(59)	3	28
Equity at end of period at Jun. 30, 2024		23,023	20,308	88	52,844	(73,364)	(8,827)	49,567	2,715
Equity at beginning of period at Dec. 31, 2024		22,555	19,990	88	52,844	(73,364)	(9,299)	49,721	2,565
Profit or loss for the period		3,811	3,512					3,512	299
Other comprehensive income, net of tax:
Equity instruments (losses)/gains		(45)	(45)				(45)
Cash flow hedges (losses)gains		(95)	(94)				(94)		(1)
Remeasurement of defined benefit pension plans		(37)	(33)					(33)	(4)
Currency retranslation (losses)/gains	[1]	(2,113)	(1,844)				(1,788)	(56)	(269)
Total comprehensive income		1,521	1,496				(1,927)	3,423	25
Dividends on ordinary capital		(2,233)	(2,233)					(2,233)
Repurchase of shares	[2]	(1,510)	(1,510)				(1,510)
Movements in treasury shares	[3]	(144)	(144)				1	(145)
Share-based payment credit	[4]	162	162					162
Dividends paid to non-controlling interests		(279)							(279)
Hedging loss/(gain) transferred to non-financial assets		(69)	(70)				(70)		1
Other movement in equity	[6]	(72)	103				331	(228)	(175)
Equity at end of period at Jun. 30, 2025		€ 19,931	€ 17,794	€ 88	€ 52,844	€ (73,364)	€ (12,474)	€ 50,700	€ 2,137

[1]	(a)2025 includes a hyperinflation adjustment of €(43) million (2024: €680 million) in relation to Argentina and Turkey.
[2]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback program on 8 February 2024 and 13 February 2025.
[3]	Includes purchases and sales of treasury shares, other than the share buyback programme and the transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between purchase and grant price of share awards.

[4]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[5]	Includes the following items related to the acquisition of K18: €(59) million non-controlling interest purchase option in other reserves and
€28 million non-controlling interest recognised on acquisition.

[6]	Includes the impact on the minority liability and non-controlling interest following the step-up acquisitions of Nutrafol, Welly and Equilibra.